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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

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Investment Company Act file number:                     811-02633

Exact name of registrant as specified in charter:       First Variable Rate Fund

Address of principal executive offices:                 4550 Montgomery Ave.
                                                        Bethesda, MD 20814

Name and address of agent for service:                  Ivy Wafford Duke
                                                        4550 Montgomery Ave.
                                                        Bethesda, MD 20814

Registrant's telephone number, including area code:     301-951-4800

Date of fiscal year end:                                July 1, 2004

Date of reporting period:                               June 30, 2005
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                   CALVERT FIRST GOVERNMENT MONEY MARKET FUND

There is no proxy voting activity for the Fund because the Fund did not hold any voting securities during the reporting period.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

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Registrant:                       First Variable Rate Fund

By (Signature and Title):         Barbara J. Krumsiek, President - Principal Executive Officer

Date:                             August 22, 2005
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